Derivative Financial Instruments - Detailed Information About Weighted Average Assumptions of Non-traded Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Risk-free rate	0.20%	1.70%
Warrant expected life	1 year	1 year 2 months 12 days
Expected volatility	47.10%	45.10%
Expected dividend	0.00%	0.00%
Share price	$ 14.02	$ 10.16